Post-Employment Benefits - Present value of the defined benefit obligations and the fair value of the plan assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Present value of the defined benefit obligations and the fair value of the plan assets
Present value of funded obligations	€ 155	€ 433
Fair value of plan assets	71	240
Total post-employment benefit obligations	€ 84	€ 193